TRADE AND OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2023
Trade and other receivables [abstract]
TRADE AND OTHER RECEIVABLES	TRADE AND OTHER RECEIVABLES

	As at December 31,
	2023	2022
Current
Trade receivables, net	19,012	9,838
Accrued revenue	116	575
Prepayments	1,802	954
Other receivables	851	353
Deposits	157	263
Deferred compensation cost	—	239
	21,938	12,222

	As at December 31,
	2023	2022
Trade receivables, gross	20,769	10,715
Credit loss allowance	(1,757)	(877)
	19,012	9,838
Trade receivables are unsecured and subject to settlement up to 45 days. Details on movements in the allowance are disclosed within Note 3.